Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2014	2015
Interest receivable (i)	$368	$5,412
Advance to game developers	2,894	4,200
VAT input (ii)	2,173	3,485
Deferred platform commission cost	1,878	2,424
Prepaid expenses	416	1,620
Advance to advertisement suppliers	3	296
Prepaid rental expenses	35	189
Rental deposit	2	29
Others	240	642

	$8,009	$18,297

(i)	Interest receivable represented the interests from cash and cash equivalents and term deposits which have not been received by the Group as of year end.

(ii)	VAT input mainly occurred from the purchasing of property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.